Commitments - Revenues from non-cancellable charter agreements (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2020
Operating lease payments
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking			30 days
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements			$ 2,336,322
GAS-thirty three Ltd | Cheniere
Operating lease payments
Time charter agreement term (in years)		7 years
GAS-thirty four Ltd | Cheniere
Operating lease payments
Time charter agreement term (in years)	7 years
GAS-thirty five Ltd | Cheniere
Operating lease payments
Time charter agreement term (in years)	7 years
Not later than one year
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements			426,830
Later than one year and not later than two years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements			381,318
Later than two years and not later than three years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements			351,718
Later than three years and not later than four years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements			294,366
Later than four years and not later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements			281,319
Later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements			$ 600,771